INVENTORIES	6 Months Ended
Jun. 30, 2022
Inventories [Abstract]
Inventories	Inventories
The Company records inventories at the lower of cost or net realizable value for finished goods, work-in-progress, raw materials, and supplies. The Company makes inventory write-downs on an item-by-item basis, except where it may be appropriate to group similar or related items.

(in millions)	June 30, 2022	December 31, 2021
Work in progress, net	$1,033	$916
Raw materials and supplies, net	229	205
Total	$1,262	$1,121